Schedule of Investments (unaudited)	iShares® MSCI Chile ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 23.0%
Banco de Chile	616,704,825	$59,616,362
Banco de Credito e Inversiones SA	643,050	21,762,079
Banco Santander Chile	489,217,070	21,834,674
Grupo Security SA.	11,734,884	1,585,549
Itau CorpBanca Chile SA(a)	5,488,410,788	11,294,322
		116,092,986
Beverages — 6.4%
Cia. Cervecerias Unidas SA	2,277,828	18,053,153
Vina Concha y Toro SA	7,783,541	13,970,157
		32,023,310
Diversified Financial Services — 0.4%
Inversiones La Construccion SA	660,961	1,997,163
Electric Utilities — 13.2%
Enel Americas SA	305,136,717	39,316,410
Enel Chile SA	448,762,775	19,581,618
Engie Energia Chile SA	12,795,594	7,824,648
		66,722,676
Food & Staples Retailing — 5.9%
Cencosud SA	13,529,860	21,585,636
SMU SA	67,015,037	8,091,974
		29,677,610
Independent Power and Renewable Electricity Producers — 3.8%
AES Andes SA	80,664,188	8,870,443
Colbun SA	159,305,586	10,432,001
		19,302,444
IT Services — 0.2%
SONDA SA	2,978,464	960,272

Metals & Mining — 2.2%
CAP SA	1,248,184	11,266,280

Multiline Retail — 3.7%
Falabella SA	6,070,432	18,782,663

Oil, Gas & Consumable Fuels — 4.3%
Empresas COPEC SA	2,912,817	21,485,931

Paper & Forest Products — 4.2%
Empresas CMPC SA	13,041,298	21,121,425

Real Estate Management & Development — 2.9%
Cencosud Shopping SA	2,437,723	2,584,524
Security	Shares	Value

Real Estate Management & Development (continued)
Parque Arauco SA(a)	10,024,540	$9,678,052
Plaza SA	2,267,826	2,412,070
		14,674,646
Textiles, Apparel & Luxury Goods — 0.3%
Forus SA	1,325,637	1,651,889

Water Utilities — 3.8%
Aguas Andinas SA, Class A	54,736,109	11,651,535
Inversiones Aguas Metropolitanas SA	14,187,536	7,572,520
		19,224,055
Wireless Telecommunication Services — 2.1%
Empresa Nacional de Telecomunicaciones SA	2,970,921	10,414,696

Total Common Stocks — 76.4%
(Cost: $418,413,133)		385,398,046

Preferred Stocks

Beverages — 2.7%
Embotelladora Andina SA, Class B, Preference
Shares, NVS	6,460,190	13,273,695

Chemicals — 21.6%
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares, NVS	1,732,271	109,063,517

Total Preferred Stocks — 24.3%
(Cost: $75,418,703)		122,337,212

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	780,000	780,000

Total Short-Term Investments — 0.1%
(Cost: $780,000)		780,000

Total Investments in Securities — 100.8%
(Cost: $494,611,836)		508,515,258

Other Assets, Less Liabilities — (0.8)%		(4,277,305)

Net Assets — 100.0%		$504,237,953

(a)	Non-income producing security.
(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,120,000	$—	$(340,000	)(a)	$—	$—	$780,000	780,000	$27	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Chile ETF
November 30, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	28	12/17/21	$1,697	$(35,047)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$160,426,786	$224,971,260	$—	$385,398,046
Preferred Stocks	13,273,695	109,063,517	—	122,337,212
Money Market Funds	780,000	—	—	780,000
	$174,480,481	$334,034,777	$—	$508,515,258
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(35,047)	$—	$—	$(35,047)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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